Line of Credit and Notes Payable - Summary of the notes payable and line of credit (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Note Payable
Less: current portion	$ (439,183)	$ (220,000)
Total notes payable, net of current portion	$ 593,941
iDoc
Note Payable
Principal balance of debt		3,497,680	$ 3,409,189
Less: unamortized discount on notes payable			275,759
Less: current portion		(1,997,080)	(1,324,505)
Total notes payable, net of current portion		1,500,600	1,808,925
Note payable issued November 29, 2021 (Face Value: $654,044) | iDoc
Note Payable
Principal balance of debt		336,983	426,922
Line of credit issued November 29, 2021 | iDoc
Note Payable
Principal balance of debt		456,097	495,000
Note payable issued December 1, 2021 (Face Value: $1,500,700) | iDoc
Note Payable
Principal balance of debt		1,500,600	1,500,600
Note payable issued October 6, 2022 | iDoc
Note Payable
Principal balance of debt			666,667
Note payable issued November 15, 2022 (Face Value: $200,000) | iDoc
Note Payable
Principal balance of debt		200,000	100,000
Note payable issued January 25, 2023 (Face Value: $100,000) | iDoc
Note Payable
Principal balance of debt		100,000
Note payable issued February 14, 2023 and December 15, 2022 (Face Value: $585,500) | iDoc
Note Payable
Principal balance of debt		585,000	$ 220,000
Note payable issued August 3, 2023 (Face Value: $33,000) | iDoc
Note Payable
Principal balance of debt		33,000
Note payable issued August 18, 2023 (Face Value: $64,000) | iDoc
Note Payable
Principal balance of debt		64,000
Note payable issued November 13, 2023 (Face Value: $22,000) | iDoc
Note Payable
Principal balance of debt		22,000
Note payable issued November 30, 2023 (Face Value: $200,000) | iDoc
Note Payable
Principal balance of debt		$ 200,000